Loan Receivable Disclosure: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Loans and Financing Receivable
	2020 $	2019 $

Opening balance	23,588	249,864
Addition - cash	89,353	33,555
Loss on equity investment	(5,827)	-
Repayment	-	(261,647)
Interest	-	1,544
Foreign exchange	3,796	272
	110,910	23,588